Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable Allowance For Credit Losses [Line Items]
Credit loss expense	$ 16,157	$ 6,415
Credit Loss Write Off	$ 11,645	$ 13,398